Interim consolidated statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 4,484	€ 4,891
Goodwill and Intangible assets	645	864
Property, Plant and Equipment	848	309
Non-current Grant receivables	2,782	3,454
Other non-current assets	209	264
CURRENT ASSETS	7,694	14,825
Trade and Other Receivables	879	1,118
Current Grant receivables	1,217	0
Other current assets	622	1,017
Short-term investments	0	0
Cash and cash equivalents	4,976	12,445
Assets held for sale	0	245
TOTAL ASSETS	12,178	19,716
EQUITY	1,019	4,317
Share Capital	78,585	78,585
Share premium	6,317	6,317
Other reserves	35,242	34,800
Capital reduction reserve	234,562	234,562
Accumulated deficit	(353,687)	(349,947)
NON-CURRENT LIABILITIES	5,067	4,973
Lease liabilities	351	118
Recoverable Cash advances (RCAs)	4,486	4,584
Contingent consideration payable and other financial liabilities	0	0
Post-employment benefits	13	13
Other non-current liabilities	217	258
CURRENT LIABILITIES	6,092	10,426
Lease liabilities	185	137
Recoverable Cash advances (RCAs)	763	437
Trade payables	3,411	4,752
Other current liabilities	1,733	5,100
TOTAL EQUITY AND LIABILITIES	€ 12,178	€ 19,716